Other Information (Schedule Of Other Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Information [Abstract]
Investments in, and advances to, nonconsolidated affiliates	$ 9,493	$ 238,805
Other investments	18,247	9,725
Notes receivable	242	302
Prepaid expenses	16,082	24,231
Deferred loan costs	130,267	143,763
Deposits	27,822	26,200
Prepaid rent	56,430	62,864
Non-qualified plan assets	11,568	11,844
Other	18,914	15,722
Total other assets	$ 289,065	$ 533,456